Capital structure and financial items - Derivative financial instruments - Narrative (Details) kr in Millions	12 Months Ended
Dec. 31, 2023 DKK (kr)
Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Recognised in Other comprehensive income, asset	kr 1,612